Goodwill and Intangible Assets (Acquired Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Acquired intangible assets disclosures
Total gross carrying amount	$ 4,361	$ 3,696
Total accumulated amortization	(2,073)	(2,005)
Total finite-lived intangible assets - net	2,288	1,691
Non-amortizable intangible assets (primarily tradenames)	648	629
Total intangible assets - net	$ 2,936	2,320
Indefinite lived tradenames years in existence	55 years
Customer related intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	$ 2,332	1,939
Total accumulated amortization	(874)	(797)
Patents
Acquired intangible assets disclosures
Total gross carrying amount	561	602
Total accumulated amortization	(489)	(497)
Other technology-based intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	583	524
Total accumulated amortization	(292)	(302)
Definite-lived tradenames
Acquired intangible assets disclosures
Total gross carrying amount	678	420
Total accumulated amortization	(256)	(236)
Other amortizable intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	207	211
Total accumulated amortization	$ (162)	$ (173)